MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Mineral Property Interests
Schedule of mineral property interests

	Acacia Property	Extra High Property	Total
Balance, December 31, 2018	$—	$1	$1
Acquisition costs	7,500	25,000	32,500
Balance, December 31, 2019	$7,500	$25,001	$32,501
Acquisition costs	7,500	—	7,500
Balance, December 31, 2020	$15,000	$25,001	$40,001
Impairment	(15,000)	(25,001)	(40,001)
Balance, December 31, 2021	$—	$—	$-